SELECTED STATEMENTS OF INCOME DATA (Schedule of Research and Development Costs, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement Related Disclosures [Abstract]
Total costs	$ 261,105	$ 232,118	$ 218,226
Less - grants and participations	(2,347)	(2,556)	(2,171)
Less - capitalization of software development costs	(40,576)	(35,844)	(32,225)
Research and development, net	$ 218,182	$ 193,718	$ 183,830